Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$ 60	$ 64
Other investments and non-current accounts receivable (note 14.2)	196	276
Total financial assets	256	340
Financial liabilities
Long-term debt (note 17.1)	5,340	6,203
Other financial obligations (note 17.2)	902	986
Derivative financial instruments (notes 17.4 and 18.3)	100	15
Total financial liabilities	6,342	7,204
At Fair Value [Member]
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	60	64
Other investments and non-current accounts receivable (note 14.2)	179	266
Total financial assets	239	330
Financial liabilities
Long-term debt (note 17.1)	5,145	6,030
Other financial obligations (note 17.2)	898	919
Derivative financial instruments (notes 17.4 and 18.3)	100	15
Total financial liabilities	$ 6,143	$ 6,964